Note 12 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Corporate, Non-Segment [Member]
Increase (Decrease) in Total Assets	$ (2.4)
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers	1	0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage	9.00%
Golf and Related Operations [Member]
Number of Golf Courses	3
Increase (Decrease) in Total Assets	$ 0.5
Waste Management Services [Member]
Increase (Decrease) in Total Assets	$ 1.4
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage	12.00%